Convertible Notes Payable - Summary of Convertible Notes Payable (Parenthetical) (Detail)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013 March 2012 convertible notes [Member]	Dec. 31, 2013 October 2012 convertible notes [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member]	Oct. 16, 2012 October 2012 subordinated convertible note [Member]	Dec. 06, 2012 December 2012 convertible note [Member]	Dec. 31, 2013 December 2012 convertible note [Member]	Dec. 31, 2013 First may 2013 convertible notes [Member]	Dec. 31, 2013 Second may 2013 convertible note [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 30, 2013	Sep. 30, 2013	Oct. 16, 2015		Oct. 16, 2015	Oct. 16, 2015	May 22, 2016	May 30, 2016
Convertible note interest rate	10.00%	10.00%	12.00%	12.00%	10.00%	10.00%	10.00%	10.00%